Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts receivable	$ 57,772	$ 23,675
Less: allowance	(39,518)	(12,000)
Net accounts receivable	$ 18,254	$ 11,675